9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions

The following table sets forth the components of the Company’s related party liabilities on December 31, 2020, and December 31, 2019.

	December 31, 2020	December 31, 2019

Accounts payable and accrued payroll, related party(a)	$655,171	$582,096
Accrued expense - related party(b)	756,738	606,356
Total accounts payable and accrued liabilities	$1,411,909	$1,188,452

(a)	Accounts payable and accrued payroll-related parties as of December 31, 2020, is comprised of the following:

Interest-free loans of $75,000 and $180,000 from James Samuelson, a director, and the Company’s CEO and a director, respectively, amounting and $19,758 due to former directors to a total of $274,758, accrued salaries for officers and employees and other payables amounting to $380,413.

(b) Accrued expense related parties of $756,738 is comprised of bonuses and fees due to current and former directors and officers of the Company. As of December 31, 2020, and December 31, 2019, there was $150,000 due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.